Summary Of Business And Significant Accounting Policies New Accounting Pronouncements or Change in Accounting Principle (Details) - Adjustments for New Accounting Pronouncement [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New accounting principle or change in accounting principle, effect of change on deferred income tax assets, short-term	$ (299)	$ (312)
New accounting pronouncement or change in in accounting principle, effect of change on other accrued liabilities, short-term	3	3
New accounting pronouncement or change in accounting, effect on other assets and deferred charges	48	52
New accounting pronouncement or change in accounting, effect on deferred income taxes, long-term	$ 248	$ 257